Financial result (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Financial Result

	Consolidated
	Years ended December, 31
Description	2021	2020	2019

Financial income
Interest on short-term investments	120,986	23,187	12,462
Sublease receivable	26,846	28,714	29,695
Other	6,448	8,397	29,914
	154,280	60,298	72,071
Financial expenses
Interest on loans	(420,682)	(270,057)	(195,688)
Interest on lease	(2,433,640)	(1,569,151)	(806,007)
Interest on convertible debentures	(201,303)	(25,116)	—
Interest on factoring credit card receivables	(55,395)	(25,715)	(13,477)
Interest on provisions	(237,740)	(283,797)	(88,015)
Interest and fines on other operations	(255,634)	(225,082)	(129,954)
Guarantee commission	(109,661)	(38,484)	(30,977)
Borrowing cost	(42,617)	(19,594)	(12,549)
Other	(81,571)	(57,591)	(52,857)
	(3,838,243)	(2,514,587)	(1,329,524)

Derivative financial instruments, net	864,184	(2,207,470)	325,452
Foreign currency exchange, net	(1,443,046)	(4,302,540)	(391,905)
Financial result, net	(4,262,825)	(8,964,299)	(1,323,906)